Related Party Transactions (Details Narrative) (LendingClub Corp) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Apr. 02, 2016	Apr. 01, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Ownership	100.00%
Related Party Fund [Member]
Related Party Transaction [Line Items]
Ownership	23.00%			15.00%	15.00%
Investment		$ 1,010		$ 1,000	$ 10,000
Related Party Fund [Member] | The Company, CEO, and Director [Member]
Related Party Transaction [Line Items]
Ownership			29.00%
Chief Executive Officer [Member] | Related Party Fund [Member]
Related Party Transaction [Line Items]
Ownership						2.00%
Director [Member] | Related Party Fund [Member]
Related Party Transaction [Line Items]
Ownership						10.00%
Related Party Fund [Member]
Related Party Transaction [Line Items]
Purchased		256,700
Affiliated Entity [Member] | Related Party Fund [Member]
Related Party Transaction [Line Items]
Interest paid	$ 6,000	8,600
Affiliated Entity [Member] | Related Party Fund [Member] | Servicing Fees [Member]
Related Party Transaction [Line Items]
Fees earned		1,700
Affiliated Entity [Member] | Related Party Fund [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Fees earned		$ 81
The Company And A Director [Member] | Related Party Fund [Member]
Related Party Transaction [Line Items]
Ownership		27.00%